Document And Entity Information	12 Months Ended
Dec. 31, 2020 shares
Document Information [Line Items]
Entity Registrant Name	KOREA ELECTRIC POWER CORP
Entity Central Index Key	0000887225
Document Type	20-F
Document Period End Date	Dec. 31, 2020
Amendment Flag	false
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	641,964,077
Entity Interactive Data Current	Yes
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Registration Statement	false
ICFR Auditor Attestation Flag	true
ADS
Document Information [Line Items]
Trading Symbol	KEP
Security 12b Title	American depositary shares, each representing one-half of share of common stock
Security Exchange Name	NYSE
Common Stock
Document Information [Line Items]
Trading Symbol	KEP
Security 12b Title	Common stock, par value Won 5,000 per share
Security Exchange Name	NYSE